Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Intangible Assets, Net [Line Items]
Less: accumulated amortization	$ (44,264)	$ (37,525)
Intangible assets, net	7,614	12,177
Software [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	40,898	39,182
Trademark and License [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	$ 10,980	$ 10,520